SHARE-BASED COMPENSATION (Schedule of Share Options Outstanding and Exercisable) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares	972,139
Options Outstanding, Weighted Average Exercise Price Per Share	$ 7.39
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 4 months 2 days
Options Exercisable, Shares	503,733
Options Exercisable, Weighted Average Exercise Price	$ 6.99
$ 2.01 - $ 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 2.01
Range of exercise price, upper limit	$ 4.00
Options Outstanding, Shares	30,004
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.93
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 7 days
Options Exercisable, Shares	30,004
Options Exercisable, Weighted Average Exercise Price	$ 3.93
$ 4.01 - $ 6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 4.01
Range of exercise price, upper limit	$ 6.00
Options Outstanding, Shares	125,212
Options Outstanding, Weighted Average Exercise Price Per Share	$ 4.83
Options Outstanding, Weighted Average Remaining Contractual Life	2 years
Options Exercisable, Shares	125,212
Options Exercisable, Weighted Average Exercise Price	$ 4.83
$ 6.01 - $ 8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 6.01
Range of exercise price, upper limit	$ 8.00
Options Outstanding, Shares	376,252
Options Outstanding, Weighted Average Exercise Price Per Share	$ 7.02
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 7 months 17 days
Options Exercisable, Shares	146,554
Options Exercisable, Weighted Average Exercise Price	$ 6.98
$ 8.01 - $ 10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 8.01
Range of exercise price, upper limit	$ 10.00
Options Outstanding, Shares	422,135
Options Outstanding, Weighted Average Exercise Price Per Share	$ 8.58
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 22 days
Options Exercisable, Shares	187,177
Options Exercisable, Weighted Average Exercise Price	$ 8.67
$ 10.01 - $12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 10.01
Range of exercise price, upper limit	$ 12.00
Options Outstanding, Shares	18,536
Options Outstanding, Weighted Average Exercise Price Per Share	$ 10.74
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 6 months 29 days
Options Exercisable, Shares	14,786
Options Exercisable, Weighted Average Exercise Price	$ 10.42